STOCKHOLDERS' EQUITY Stockholders' Equity Narrative (Details) - USD ($) shares in Thousands, $ in Millions	12 Months Ended				19 Months Ended
	Dec. 31, 2020		Dec. 31, 2019	[1]	Dec. 31, 2020	Jun. 01, 2019
Equity, Class of Treasury Stock [Line Items]
Stock Repurchased and Retired During Period, Shares	(6,080)	[1]	(48,234)		16,900
Stock Repurchase Program, Authorized Amount						$ 2,000
Payments for Repurchase of Common Stock	$ 232				$ 982
June 1, 2019 Share Repurchase Program [Member]
Equity, Class of Treasury Stock [Line Items]
Stock Repurchased and Retired During Period, Shares	6,100

[1]	Includes 37 million shares of common stock held in treasury that were retired in June 2019, which were returned to the status of authorized but unissued shares.